Financing Receivables - Schedule of Financing Receivables (Detail) - USD ($) $ in Millions	Mar. 31, 2023	Dec. 31, 2022	Dec. 16, 2022		Dec. 31, 2021
Schedule of Financing Receivables [Line Items]
Financing Receivable, Allowance for Credit Loss, Current	$ (4)	$ (4)	$ (4)	[1]	$ (3)	[1]
Financing Receivable, after Allowance for Credit Loss, Current	100	97	97	[2]	99	[2]
Financing Receivable, Allowance for Credit Loss, Noncurrent	(5)	(6)	(6)	[1]	(4)	[1]
Financing Receivable, after Allowance for Credit Loss, Noncurrent	196	196	196	[2]	186	[2]
Loans, Net Of Deferred Income [Member]
Schedule of Financing Receivables [Line Items]
Financing Receivable, before Allowance for Credit Loss, Current	31	29	29		25
Financing Receivable, before Allowance for Credit Loss, Noncurrent	44	44	44		41
Investment In Financing Leases, Net Of Deferred Income [Member]
Schedule of Financing Receivables [Line Items]
Financing Receivable, before Allowance for Credit Loss, Current	73	72	72		77
Financing Receivable, before Allowance for Credit Loss, Noncurrent	$ 157	$ 158	$ 158		$ 149

[1]	Allowance for credit losses activity related to current and non-current financing receivables including write-offs, net of recoveries, was not material for the years ended December 31, 2022 and 2021.
[2]	Current financing receivables and non-current financing receivables are recognized within All other current assets and All other assets, respectively, in the Combined Statements of Financial Position.